Operating expenses by nature	12 Months Ended
Dec. 31, 2019
Expense By Nature [Abstract]
Operating expenses by nature

15. Operating expenses by nature

	Year ended December 31,
in USD ‘000	2019	2018	2017
External research and development costs	70,531	49,480	43,268
Staff costs (note 16)	24,556	19,537	17,999
Professional fees	7,072	3,871	2,862
Rents	21	827	592
Travel expenses	1,398	1,044	1,073
Patent registration costs	882	1,002	426
Depreciation	737	109	70
Other	1,914	1,299	1,190
Total operating expenses by nature	107,111	77,169	67,480

Due to the difficulty in assessing when research and development projects would generate revenue, the Group expenses all research and development costs on the consolidated statement of comprehensive loss. In 2019, research and development expenses amounted to USD 88.1 million (2018: USD 62.9 million, 2017: USD 54.9 million).

The depreciation expense has been allocated as follows:

	Year ended December 31,
in USD ‘000	2019	2018	2017
Research and development expenses	429	63	44
General and administrative expenses	308	46	26
Total depreciation	737	109	70